Monthly Rebalance NASDAQ-100 2x Strategy Fund Shareholder Fees	Aug. 01, 2025 USD ($)
Class H [Member] | Monthly Rebalance NASDAQ-100 2x Strategy Fund | Class H
Prospectus [Line Items]
Shareholder Fee, Other